COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments for Non-Cancelable Operating Leases

Future minimum lease payments for non-cancelable operating leases as of December 31, 2014 are as follows:

	As of December 31, 2014
	(RMB’000)	(US$’000)
Year 2015	2,014	325
Year 2016	959	155
Year 2017 and thereafter	—	—

Total	2,973	480